Credit Facility (Narrative) (Details)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) extension lender	Dec. 31, 2018 USD ($) real_estate_investment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Apr. 26, 2018 USD ($)
Line of Credit Facility [Line Items]
Credit facility, number of lenders added | lender			7
Credit facility, maximum commitments available			$ 700,000,000	$ 700,000,000			$ 425,000,000
Secured credit facility, principal amount outstanding	$ 365,000,000		355,000,000	355,000,000	$ 220,000,000
Secured credit facility, draws	10,000,000	$ 30,000,000		$ 155,000,000	240,000,000	$ 240,000,000
Number of real estate investments purchased | real_estate_investment				9
Credit facility, repayments				$ 20,000,000	240,000,000	$ 110,000,000
Credit facility, maximum commitments available after available increase			$ 1,000,000,000	$ 1,000,000,000
Credit facility, threshold percentage for unused portion of lenders' commitments				50.00%
Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Number of real estate investments purchased | real_estate_investment				5
Minimum [Member]
Line of Credit Facility [Line Items]
Credit facility, unused portion, commitment fee percentage				0.15%
Maximum [Member]
Line of Credit Facility [Line Items]
Credit facility, unused portion, commitment fee percentage				0.25%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Credit facility, basis spread on variable rate			1.75%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Credit facility, basis spread on variable rate			2.25%
Base Rate [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Credit facility, basis spread on variable rate			0.75%
Base Rate [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Credit facility, basis spread on variable rate			1.25%
Variable Rate [Member]
Line of Credit Facility [Line Items]
Secured credit facility, principal amount outstanding	265,000,000		$ 255,000,000	$ 255,000,000	120,000,000
Variable Rate [Member] | Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Interest Rate			4.50%	4.50%
Variable Rate, Subject To Interest Rate Swap [Member]
Line of Credit Facility [Line Items]
Secured credit facility, principal amount outstanding	100,000,000		$ 100,000,000	$ 100,000,000	100,000,000
Variable Rate, Subject To Interest Rate Swap [Member] | Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Interest Rate			3.80%	3.80%
Variable Rate, Subject To Interest Rate Swap [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Interest Rate			3.70%	3.70%
Variable Rate, Subject To Interest Rate Swap [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Interest Rate			5.10%	5.10%
Revolving Line of Credit [Member]
Line of Credit Facility [Line Items]
Credit facility, maximum commitments available			$ 450,000,000	$ 450,000,000
Credit facility, maturity date			Apr. 27, 2022
Credit facility, number of maturity extension periods | extension			1
Credit facility, extension period			12 months
Secured credit facility, principal amount outstanding							$ 150,000,000
Revolving Line of Credit [Member] | Variable Rate [Member]
Line of Credit Facility [Line Items]
Secured credit facility, principal amount outstanding	115,000,000		$ 105,000,000	105,000,000	120,000,000
Term Loan [Member]
Line of Credit Facility [Line Items]
Credit facility, maximum commitments available			$ 250,000,000	250,000,000
Credit facility, maturity date			Apr. 27, 2023
Term Loan [Member] | Variable Rate [Member]
Line of Credit Facility [Line Items]
Secured credit facility, principal amount outstanding	150,000,000		$ 150,000,000	150,000,000	0
Term Loan [Member] | Variable Rate, Subject To Interest Rate Swap [Member]
Line of Credit Facility [Line Items]
Secured credit facility, principal amount outstanding	$ 100,000,000		$ 100,000,000	$ 100,000,000	$ 100,000,000